Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2018 (remainder)	3,167
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	23,064

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2018 (remainder)	21,350
2019	55,955
2020	62,857
2021	37,935
2022	11,612
2023	5,512
2024	1,329
Total	196,550